COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Asset Allocation Fund II

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.
David Joy Co-manager.* Vice President of RiverSource; associated with RiverSource since 2003.
Colin Moore Co-manager. Service with the Fund since 2009. Chief Investment Officer of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of Columbia; associated with Columbia or its predecessors as an investment professional since January 2006. Prior to January 2006,

Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1990.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30436-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated July 1, 2009, for

Columbia Convertible Securities Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Richard E. Dahlberg, CFA Lead manager. Service with the Fund since 2004. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2003.
Yan Jin Co-manager. Service with the Fund since 2006. Vice President of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30510-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated July 1, 2009, for

Columbia Large Cap Enhanced Core Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Brian M. Condon Co-manager. Service with the Fund since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1999.
Gina K. Mourtzinou, PhD Co-manager.* Portfolio Manager of RiverSource; associated with RiverSource since 2002.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30631-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated July 1, 2009, for

Columbia Small Cap Growth Fund II

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Wayne M. Collette, CFA Co-manager.* Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2001.
George J. Myers, CFA Co-manager.* Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2004.

Lawrence W. Lin, CFA

Co-manager.*

Vice President of Columbia; associated with Columbia or its

predecessors as an investment professional since December 2006.

Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from

May 2006 to December 2006, and at Engemann Asset

Management from July 1998 to April 2006.

Brian D. Neigut

Co-manager.*

Vice President of Columbia; associated with Columbia or its

predecessors as an investment professional since February 2007.

Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital

Management LLC from February 2006 to February 2007, and at

OppenheimerFunds Inc. from November 2003 to February 2006.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30423-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Total Return Bond Fund

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Alexander D. Powers Co-manager. Service with the Fund since 2007. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.
Carl W. Pappo, CFA Co-manager. Service with the Fund since 2006. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1993.

Mark T. Rasimas

Co-manager.*

Director of Columbia; associated with Columbia or its

predecessors as an investment professional since April 2008.

Prior to 2008, Mr. Rasimas was a portfolio manager and senior trader at Wells Capital Montgomery from October 2004 to June 2007.

Laura A. Ostrander Co-manager. Service with the Fund since 2004. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.

* Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30618-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia LifeGoal® Income Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

(Each a Portfolio, together the Portfolios)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Portfolios. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Portfolios’ portfolio managers primarily responsible for overseeing each Portfolio’s investments, effective upon the Closing, will be as follows:

Anwiti Bahuguna, PhD Co-manager. Service with the Portfolios since 2009. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.
David Joy Co-manager.* Vice President of RiverSource; associated with RiverSource since 2003.
Colin Moore Co-manager. Service with the Portfolios since 2009. Chief Investment Officer of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Portfolios since 2009.

Director of Columbia; associated with Columbia or its predecessors as an investment professional since January 2006. Prior to January 2006,

Mr. Peterson was a trading associate at Bridgewater Associates from

2004 to 2005.

Marie M. Schofield Co-manager. Service with the Portfolios since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1990.

* Service pending upon the Closing.

These changes in the Portfolios’ portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in each Portfolio’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30434-0110

COLUMBIA FUNDS SERIES TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated August 1, 2009, for

Columbia Masters International Equity Portfolio

(the Portfolio)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Portfolio. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Portfolio’s portfolio managers primarily responsible for overseeing the Portfolio’s investments, effective upon the Closing, will be as follows:

Anwiti Bahuguna, PhD Co-manager. Service with the Portfolio since 2009. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.
David Joy Co-manager.* Vice President of RiverSource; associated with RiverSource since 2003.
Colin Moore Co-manager. Service with the Portfolio since 2009. Chief Investment Officer of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Portfolio since 2009.

Director of Columbia; associated with Columbia or its predecessors as an investment professional since January 2006. Prior to January 2006,

Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield Co-manager. Service with the Portfolio since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1990.

* Service pending upon the Closing.

These changes in the Portfolio’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Portfolio’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

INT-47/30433-0110